Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Transactions with Related Party
Sales:	$ 7.4	$ 6.4	$ 12.9
Accounts Receivable:	0.9	0.7
Purchases:			78.3
Fabrinet
Transactions with Related Party
Number of shares owned (in shares)			393,150
Sales:			10.3
Purchases:			78.3
KLA-Tencor Corporation ("KLA-Tencor")
Transactions with Related Party
Sales:	7.4	6.4	2.6
Accounts Receivable:	$ 0.9	$ 0.7
Board of Directors in Common
Number of the Company's board members that are also on the Board of related party entity	1